GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 640,256	$ 478,498	$ 328,063
Long-lived assets	13,741	15,789
North America (mainly U.S.) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	561,959	423,571	272,220
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	9,278	6,818	6,621
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	6,176	8,049
U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	7,427	7,524
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	69,019	48,109	$ 49,222
Long-lived assets	$ 138	$ 216